DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           INTERMEDIATE TERM SERIES--201
                           (A UNIT INVESTMENT TRUST)
                           -  TARGETED MATURITIES
                           -  PORTFOLIO OF SHORT-INTERMEDIATE TERM MUNICIPAL
                              BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated February 25, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, NOVEMBER 30, 1999.

CONTENTS
                                       PAGE
                                       ----
Risk/Return Summary..................     3
What You Can Expect From Your
  Investment.........................    10
  Monthly Income.....................    10
  Return Figures.....................    10
  Records and Reports................    10
The Risks You Face...................    11
  Interest Rate Risk.................    11
  Call Risk..........................    11
  Reduced Diversification Risk.......    11
  Liquidity Risk.....................    11
  Concentration Risk.................    11
  Bond Quality Risk..................    12
  Insurance Related Risk.............    12
  Litigation and Legislation Risks...    12
Selling or Exchanging Units..........    12
  Sponsors' Secondary Market.........    12
  Selling Units to the Trustee.......    12
  Exchange Option....................    13
How The Fund Works...................    13
  Pricing............................    13
  Evaluations........................    13
  Income.............................    14
  Expenses...........................    14
  Portfolio Changes..................    14
  Fund Termination...................    15
  Certificates.......................    15
  Trust Indenture....................    15
  Legal Opinion......................    16
  Auditors...........................    16
  Sponsors...........................    16
  Trustee............................    16
  Underwriters' and Sponsors'
    Profits..........................    17
  Public Distribution................    17
  Code of Ethics.....................    17
Taxes................................    17
Supplemental Information.............    18
Financial Statements.................   D-1

--------------------------------------------------------------------------------

DEFINED INTERMEDIATE TERM SERIES 201--TRUST D (2002-2003)
RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds with an estimated average life of 3 years.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 20
     short-intermediate term tax-exempt
     municipal bonds with a current aggregate face amount of $16,195,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  -  When the bonds were initially deposited
     (December 18, 1992), they were rated A
     or better by Standard & Poor's, Moody's
     or Fitch, or in the opinion of the agent for the Sponsors had similar credit quality to bonds rated A or better. THE
     CREDIT QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  19% of the bonds are backed by bank
     letters of credit.
  -  23% of the bonds are insured by
     insurance companies.

     Letters of credit and insurance
     guarantee timely payments of principal
     and interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Airports/Ports/Highways                  18%
  -  Financial Institutions                    2%
  -  General Obligation                        1%
  -  Hospitals/Health Care                    18%
  -  Housing                                   3%
  -  Industrial Development Revenue          25%
  -  Lease Rental Appropriation               15%
  -  State/Local Government Supported         1%
  -  Refunded Bonds                           5%
  -  Special Tax                               1%
  -  Municipal Electric Utilities              7%
  -  Universities/Colleges                     4%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     industrial development revenue bonds,
     adverse developments in this sector may
     affect the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want monthly income free
     from regular federal income tax. You
     will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment, if you are
     subject to AMT or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (PAYABLE ON THE 25TH DAY
     OF EACH MONTH):
     Regular Monthly Income per unit                 $ 4.59
     Annual Income per unit                          $55.15
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly,
     when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)                                 2.50%

     Employees of some of the Sponsors and
     their affiliates may be charged a
     reduced sales fee of no less than $5.00
     per unit.
     The maximum sales fee is reduced if you
     invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.50%
     $100,000 to $249,999          2.25%
     $250,000 to $499,999          2.00%
     $500,000 to $999,999          1.75%
     $1,000,000 and over           1.50%

     Maximum Exchange Fee          1.50%

                                                     $0.55
     Trustee's Fee
                                                     $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL FUND OPERATING EXPENSES
                                                     AMOUNT
                                                    PER UNIT
                                                    --------
                                                     $0.16
     Evaluator's Fee
                                                     $0.20
     Other Operating Expenses
                                                     -----
                                                     $1.39
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE
     PAST?

     IN THE FOLLOWING CHART WE SHOW PAST
     PERFORMANCE OF PRIOR SHORT-INTERMEDIATE
     SERIES, WHICH HAD THE SAME INVESTMENT
     OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS AS THIS FUND. These prior
     Short-Intermediate Series were offered
     between March 11, 1992 and October 3,
     1996 and were outstanding on December
     31, 1999. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS
     ENDED 12/31/99.

                          WITH SALES FEE       NO SALES FEE
                         1 YEAR   5 YEARS    1 YEAR   5 YEARS
 -------------------------------------------------------------
 High                     1.93     5.07%     2.98%     5.78%
 Average                 -0.44      4.18      0.95      4.85
 Low                     -2.68      2.91     -1.86      3.49


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $964.20
     (as of November 30, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
     Interest on approximately 21% of the bonds will be taken into account in determining your preference items for alternative minimum tax purposes. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your monthly income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal
     Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES
     AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION
     TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD
     DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

DEFINED INTERMEDIATE TERM SERIES 201--TRUST E (2004-2005)
RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds with an estimated average life of 5 years.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 16
     short-intermediate term tax-exempt
     municipal bonds with a current aggregate face amount of $11,480,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  -  When the bonds were initially deposited
     (December 18, 1992), they were rated A
     or better by Standard & Poor's, Moody's
     or Fitch, or in the opinion of the agent for the Sponsors had similar credit quality to bonds rated A or better. THE
     CREDIT QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
  -  The Fund is concentrated in refunded
     bonds.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  27% of the bonds are insured by
     insurance companies.

     Insurance guarantees timely payments of
     principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Financial Institutions                   30%
  -  General Obligation                        6%
  -  Hospitals/Health Care                    13%
  -  Housing                                   2%
  -  Lease Rental Appropriation                3%
  -  Refunded Bonds                          31%
  -  Municipal Electric Utilities             12%
  -  Universities/Colleges                     3%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     financial institution bonds, adverse
     developments in this sector may affect
     the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want monthly income free
     from regular federal income tax. You
     will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment, if you are
     subject to AMT or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (PAYABLE ON THE 25TH DAY
     OF EACH MONTH):
     Regular Monthly Income per unit                $ 4.53
     Annual Income per unit                         $54.39
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly,
     when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)                                 2.50%

     Employees of some of the Sponsors and
     their affiliates may be charged a
     reduced sales fee of no less than $5.00
     per unit.
     The maximum sales fee is reduced if you
     invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.50%
     $100,000 to $249,999          2.25%
     $250,000 to $499,999          2.00%
     $500,000 to $999,999          1.75%
     $1,000,000 and over           1.50%

     Maximum Exchange Fee          1.50%

                                                     $0.63
     Trustee's Fee
                                                     $0.47
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL FUND OPERATING EXPENSES
                                                     AMOUNT
                                                    PER UNIT
                                                    --------
                                                     $0.22
     Evaluator's Fee
                                                     $0.24
     Other Operating Expenses
                                                     -----
                                                     $1.56
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE
     PAST?

     IN THE FOLLOWING CHART WE SHOW PAST
     PERFORMANCE OF PRIOR SHORT-INTERMEDIATE
     SERIES, WHICH HAD THE SAME INVESTMENT
     OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS AS THIS FUND. These prior
     Short-Intermediate Series were offered
     between March 11, 1992 and October 3,
     1996 and were outstanding on December
     31, 1999. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS
     ENDED 12/31/99.

                          WITH SALES FEE       NO SALES FEE
                         1 YEAR   5 YEARS    1 YEAR   5 YEARS
 -------------------------------------------------------------
 High                     1.93     5.07%     2.98%     5.78%
 Average                 -0.44      4.18      0.95      4.85
 Low                     -2.68      2.91     -1.86      3.49


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $958.04
     (as of November 30, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
     Interest on approximately 33% of the bonds will be taken into account in determining your preference items for alternative minimum tax purposes. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your monthly income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal
     Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES
     AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION
     TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD
     DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                      EFFECTIVE
TAXABLE INCOME 2000*                  % TAX                                  TAX-FREE YIELD OF
  SINGLE RETURN      JOINT RETURN     BRACKET      3%        3.5%        4%        4.5%        5%        5.5%        6%
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF
---------------------------------------------------------------------------------------------------------------------------
$      0- 26,250   $      0- 43,850    15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
---------------------------------------------------------------------------------------------------------------------------
$ 26,251- 63,550   $ 43,851-105,950    28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
---------------------------------------------------------------------------------------------------------------------------
$ 63,551-132,600   $105,951-161,450    31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
---------------------------------------------------------------------------------------------------------------------------
$132,601-288,350   $161,451-288,350    36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
---------------------------------------------------------------------------------------------------------------------------
  OVER $288,350    OVER $288,350       39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93
---------------------------------------------------------------------------------------------------------------------------

TAXABLE INCOME 20
  SINGLE RETURN     6.5%
                      IS
                   EQUIVALENT
                     TO A
                   TAXABLE
                   YIELD OF
-----------------
$      0- 26,250     7.65
-----------------
$ 26,251- 63,550     9.03
-----------------
$ 63,551-132,600     9.42
                   --------
-----------------
$132,601-288,350    10.16
                   --------
-----------------
  OVER $288,350     10.76
                   --------
-----------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 2000 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

                MUNICIPAL BONDS AND THE ALTERNATIVE MINIMUM TAX

       INCOME+             MAXIMUM "PREFERENCE" INCOME
                              WITHOUT TRIGGERING AMT
                             (STATE INCOME TAX RATES)
SINGLE ++   JOINT ++        0%          7%         11%
----------------------------------------------------------
            $50,000      $20,000     $15,000     $13,000
----------------------------------------------------------
$30,000                  $19,000     $16,000     $14,000
----------------------------------------------------------
            $100,000     $24,000     $15,000     $11,000
----------------------------------------------------------
$55,000                  $21,000     $16,000     $13,000
----------------------------------------------------------
            $225,000     $30,000     $12,000     $ 3,000
----------------------------------------------------------
$205,000                 $30,000     $14,000     $ 6,000
----------------------------------------------------------

NOTES:
 + Regular taxable income plus state income taxes
   and personal exemptions.
 ++ Assuming no dependents.
Under federal tax law, interest income on certain municipal bonds, although exempt from regular income tax, is treated as a "preference" item for purposes of AMT. The table above shows amounts of such municipal bond "preference" interest income, assuming no other "preference" or similar items apply, that individual taxpayers could receive in 2000 without becoming subject to the AMT. The table gives information for single and joint returns of U.S. individuals having no dependents. The table provides three income levels and three hypothetical state income tax rates. The table further assumes that the stated amount of municipal bond 'preference' interest income is subject to state income taxes.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the Fund's concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:

  - creditworthiness of the corporate operator of the project being financed;
  - economic factors relating to the particular industry; and,
  - in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the Fund's concentration in bonds of financial institutions.

The profitability of a financial institution depends to a great extent on the credit quality of its loan portfolio, which is affected by:
  - the institution's underwriting criteria;
  - Concentrations within its loan portfolio; and
  - general economic conditions.

A financial institution's operating performance is also impacted by:
  - changes in interest rates;
  - availability and cost of funds;
  - intensity of competition; and
  - degree of government regulation.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an indirect wholly-owned subsidiary of the Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. Consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
          (TRUSTS D AND E)

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Municipal Investment Trust Fund, Intermediate Term Series - 201 (Targeted Maturities)(Trusts D and E):

          We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Intermediate Term Series - 201 (Targeted Maturities)(Trusts
          D and E), including the portfolios, as of November 30, 1999 and the related statements of operations and of changes in net assets for the years ended November 30, 1999, 1998 and 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Intermediate Term Series - 201 (Targeted Maturities) (Trusts D and E) at November 30, 1999 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.



          DELOITTE & TOUCHE LLP

          New York, N.Y.
          January 24, 2000


                                     D - 1.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)



STATEMENT OF CONDITION
As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 16,243,929)(Note 1) ........                                               $  16,660,042
  Securities called for redemption
     at value (cost $10,037)(Note 5)..............                                                      10,000
  Accrued interest................................                                                     426,853
  Cash - principal ...............................                                                      36,425
                                                                                                 -------------
    Total trust property .........................                                                  17,133,320


LESS LIABILITIES:
  Income advance from Trustee.....................                                $   194,858
  Accrued Sponsors' fees .........................                                      7,194
  Redemptions payable ............................                                      9,647          211,699
                                                                                -------------    -------------


NET ASSETS, REPRESENTED BY:
  17,554 units of fractional undivided
     interest outstanding (Note 3) ...............                                 16,696,948

  Undistributed net investment income ............                                    224,673    $  16,921,621
                                                                                -------------    =============

UNIT VALUE ($ 16,921,621 / 17,554 units)..........                                               $      963.98
                                                                                                 =============

                       See Notes to Financial Statements.


                                     D - 2.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)



STATEMENTS OF OPERATIONS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----


INVESTMENT INCOME:

  Interest income ........................    $ 1,039,236      $ 1,150,845       $ 1,303,533
  Trustee's fees and expenses ............        (15,876)         (17,268)          (19,047)
  Sponsors' fees .........................         (7,829)          (7,751)           (8,021)
                                              ----------------------------------------------
  Net investment income ..................      1,015,531        1,125,826         1,276,465
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         73,362          137,413           131,600
  Unrealized depreciation
    of investments .......................       (706,096)        (102,728)          (38,842)
                                              ----------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........       (632,734)          34,685            92,758
                                              ----------------------------------------------



NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $   382,797      $ 1,160,511       $ 1,369,223
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
TRUST D (2002-2003)


STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----

OPERATIONS:
  Net investment income ..................    $ 1,015,531      $ 1,125,826       $ 1,276,465
  Realized gain on
    securities sold or redeemed ..........         73,362          137,413           131,600
  Unrealized depreciation
    of investments .......................       (706,096)        (102,728)          (38,842)
                                              ----------------------------------------------
  Net increase in net assets
    resulting from operations ............        382,797        1,160,511         1,369,223
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................     (1,017,876)      (1,129,576)       (1,278,127)
  Principal ..............................        (29,422)        (533,602)         (189,335)
                                              ----------------------------------------------
  Total distributions ....................     (1,047,298)      (1,663,178)       (1,467,462)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............        (19,818)         (24,791)          (30,975)
  Redemption amounts - principal .........     (1,626,775)      (2,074,359)       (2,498,136)
                                              ----------------------------------------------
  Total share transactions ...............     (1,646,593)      (2,099,150)       (2,529,111)
                                              ----------------------------------------------

NET DECREASE IN NET ASSETS ...............     (2,311,094)      (2,601,817)       (2,627,350)

NET ASSETS AT BEGINNING OF YEAR ..........     19,232,715       21,834,532        24,461,882
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $16,921,621      $19,232,715       $21,834,532
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     55.18      $     55.18       $     56.73
                                              ==============================================
  Principal distributions during
    year .................................    $      1.53      $     25.02       $      8.30
                                              ==============================================
  Net asset value at end of
    year .................................    $    963.98      $  1,000.14       $  1,023.80
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................          1,676            2,097             2,489
  Outstanding at end of year .............         17,554           19,230            21,327
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

   DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
   INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
   TRUST D (2002-2003)



      NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)   Interest income is recorded as earned.


2.    DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


3.    NET CAPITAL

     Cost of 17,554 units at Date of Deposit ....................                                  $18,338,207
     Less sales charge ..........................................                                      733,581
                                                                                                    -----------
     Net amount applicable to Holders ...........................                                   17,604,626
     Redemptions of units - net cost of 8,351 units redeemed
       less redemption amounts (principal).......................                                       78,952
     Realized gain on securities sold or redeemed ...............                                      393,464
     Principal distributions ....................................                                   (1,796,170)
     Net unrealized appreciation of investments..................                                      416,076
                                                                                                    -----------

     Net capital applicable to Holders ..........................                                  $16,696,948
                                                                                                    ===========

4.    INCOME TAXES

      As of November 30, 1999, net unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $416,076, of which $416,113 related to appreciated securities and $37 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $16,253,966 at November 30, 1999.

5.    SECURITIES CALLED FOR REDEMPTION

      $10,000 face amount of New Mexico Educl. Assist. Foundation, Stud, Loan Rev. Bonds, Senior 1992 Ser. One - A were redeemed on December 1, 1999. Such securities are valued at the amount of proceeds subsequently received.


                                     D - 5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)


     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  California Hlth. Fac. Fin. Auth., Ins.    AA-      $    70,000    5.900  %     2002         None       $    69,737 $    72,303
     Rev. Bonds (On Lok Senior Hlth.
     Services and On Lok Comm. Hsg., Inc.),
     1992 Ser. A

  2  City of Las Cruces, NM, Hlth. Fac.        AAA          205,000    6.000        2003         12/01/02       205,000     214,926
     Rfdg. Rev. Bonds (The Evangelical                                                           @ 102.000
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (FSAM Ins.) (4)

  3  Elkhart Comm. Schools, IN, Rfdg.          A1(m)        785,000    5.750        2002         None           776,350     805,473
     Participation Certificates, Ser. 1992
                                                          1,155,000    5.850        2003         None         1,141,383   1,194,270


  4  Idaho Hsg. Agy., Single Family Mtge.      Aa1(m)        45,000    6.100        2002         None            45,000      45,440
     Bonds, Ser. E 1992 (AMT) (5)
                                                             15,000    6.200        2003         01/01/03        15,000      15,183
                                                                                                 @ 102.000

  5  Illinois Hlth. Fac. Auth., Rev. Rfdg.     BBB        1,000,000    6.500        2002         None         1,003,340   1,028,270
     Bonds, Ser. 1992 (Mercy Hosp. and
     Med. Ctr.)

  6  Indiana Transp. Fin. Auth. Aviation       A+            85,000    5.800        2002         None            84,394      86,933
     Tech. Ctr., Lease Rev. Bonds, Ser. A
                                                            200,000    5.900        2003         None           198,468     206,262


  7  Lake Cnty., IL, Hsg. Fin. Corp., Hsg.     AAA           95,000    6.200        2002         None            95,662      96,328
     Dev. Rev. Bonds (FHA Ins. Mtge. Loans
     Section 8 Assisted Proj.)                               95,000    6.200        2002         None            95,688      96,582

                                                             80,000    6.250        2003         11/01/02        80,285      81,940
                                                                                                 @ 100.000

                                                             90,000    6.250        2003         11/01/02        90,320      92,183
                                                                                                 @ 100.000


                                     D - 6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)



     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  8  Memorial Hosp. Service Dist. of the       AAA      $   130,000    5.850  %     2002         None       $   130,970 $   134,731
     Parish of Calcasieu, LA, Hosp. Rev.
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)                       155,000    6.000        2003         12/01/02       156,855     162,390
                                                                                                 @ 102.000

  9  Metropolitan Pier and Exposition Auth.,   (b)          105,000    5.750        2002         None           105,380     108,066
     IL, McCormick Place Exposition Proj.
     Bonds, Ser. 1992 A                        A1(m)        470,000    5.750        2002         None           471,701     484,180


 10  Middlebury Elementary/Middle School       A            100,000    6.100        2003         06/15/01       100,769     103,572
     Bldg. Corp., IN, First Mtge. Rfdg.                                                          @ 102.000
     Bonds, Ser 1992
                                                            100,000    6.100        2003         06/15/01       100,769     103,599
                                                                                                 @ 102.000

 11  New Mexico Educl. Assist. Foundation,     Aaa(m)       155,000    6.300        2002         None           155,561     161,729
     Stud. Loan Rev. Bonds, Senior 1992
     Ser. One-A (AMT) (5)                                   155,000    6.400        2003         12/01/02       155,598     163,291
                                                                                                 @ 101.000

 12  New York Ste. Dorm. Auth., Manhattan      AA           350,000    5.900        2002         None           350,000     360,255
     Coll. Ins. Rev. Bonds, Ser. 1992
     (Asset Guaranty Ins.) (4)                              250,000    6.000        2003         07/01/02       250,000     259,680
                                                                                                 @  102.000

 13  Northwest Harris Cnty., TX, Mun. Util.    AA           600,000    6.000        2002         None           600,000     614,670
     Dist. #9, Unlimited Tax Rfdg. Bonds,
     Ser. 1992 (Asset Guaranty Ins.) (4)
                                                            640,000    6.150        2003         09/01/02       642,246     658,950
                                                                                                 @ 100.000



                                     D - 7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST D (2002-2003)


     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

 14  Ocean Highway and Port Auth., FL,         Aa1(m)    $ 3,000,000    6.250 %     2002(6)(7)   12/01/02   $ 3,010,890 $ 3,105,060
     Adjustable Demand Rev. Bonds, Ser. 1990                                                     @ 100.000
     (ABN Amro Bank N.V., Chicago, IL - Letter
     of Credit) (AMT)(5)(8)

 15  The City of New York, NY, Genl. Oblig.    A(f)         100,000    6.300        2002         None            99,634     104,232
     Bonds, Fiscal 1993 Ser. C

 16  The Econ. Dev. Corp. of the Charter       A-         4,000,000    6.400        2002         12/01/00     4,043,800   4,075,520
     Township of Pittsfield, MI, Econ. Dev.                                                      @ 102.000
     Rev. Rfdg. Bonds (Airport Association
     Proj.), Ser. 1992 (Guaranteed by Lincoln
     National Corp.)

 17  Tulsa, OK, Hsg. Assistance Corp.,         Aaa(m)        45,000    6.150        2002         None            45,000      45,576
     Multi-Family Mtge. Rev. Rfdg. Bonds,
     Ser. 1992A (Mingo Manor Apts.-FHA Ins.)                 25,000    6.150        2002         None            25,000      25,392


 18  United Nations Dev. Corp. (A Public       Aaa(m)       195,000    5.700        2002         None           194,284     201,221
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. A (Senior
     Lien)

 19  United Nations Dev. Corp. (A Public       Aaa(m)       220,000    5.750        2002         None           219,195     225,553
     Benefit Corp. of the State of New
     York), 1992 Rfdg. Bonds, Ser. B
     (Subordinate Lien)                                     100,000    6.000        2003         None           100,384     103,805


 20  Wisconsin Hlth. and Educl. Fac. Auth.,    AAA          470,000    5.800        2003         None           471,871     486,760
     Rev. Bonds, Ser. 1992A
     (Meriter Hosp., Inc.) (Financial
     (Financial Guaranty Ins.) (4)                          910,000    5.700        2002         None           913,395     935,717


                                                         ----------                                          ----------  ----------
                                                        $16,195,000                                         $16,243,929 $16,660,042
                                                         ==========                                          ==========  ==========

                     See Notes to Portfolios on page D - 15.


                                     D - 8.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004 - 2005)


     STATEMENT OF CONDITION
     As of November 30, 1999

TRUST PROPERTY:
  Investment in marketable securities
     at value (cost $ 11,457,965)(Note 1) ........                                               $  12,027,989
  Accrued interest................................                                                     233,710
  Securities called for redemption
     at value (cost $ 10,041)(Note 5) ............                                                      10,000
  Cash - income ..................................                                                       1,396
  Cash - principal ...............................                                                      59,090
                                                                                                 -------------
    Total trust property .........................                                                  12,332,185


LESS LIABILITIES:
  Income advance from Trustee.....................                                $    68,054
  Accrued Sponsors' fees .........................                                      5,166           73,220
                                                                                -------------    -------------


NET ASSETS, REPRESENTED BY:
  12,816 units of fractional undivided
     interest outstanding (Note 3) ...............                                 12,097,079

  Undistributed net investment income ............                                    161,886    $  12,258,965
                                                                                -------------    =============

UNIT VALUE ($ 12,258,965 / 12,816 units)..........                                               $      956.54
                                                                                                 =============

                       See Notes to Financial Statements.


                                     D - 9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004 - 2005)


     STATEMENTS OF OPERATIONS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----


INVESTMENT INCOME:

  Interest income ........................    $   754,536      $   814,900       $   988,105
  Trustee's fees and expenses ............        (13,999)         (14,927)          (17,117)
  Sponsors' fees .........................         (5,611)          (5,449)           (6,110)
                                              ----------------------------------------------
  Net investment income ..................        734,926          794,524           964,878
                                              ----------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on
    securities sold or redeemed ..........         73,764           76,901           170,648
  Unrealized appreciation (depreciation)
    of investments .......................       (512,384)          28,413          (158,003)
                                              ----------------------------------------------
  Net realized and unrealized
    gain (loss) on investments ...........       (438,620)         105,314            12,645
                                              ----------------------------------------------



NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    $   296,306      $   899,838       $   977,523
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 10.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004 - 2005)


     STATEMENTS OF CHANGES IN NET ASSETS

                                                           Years Ended November 30,
                                                     1999            1998            1997
                                                     ----            ----            ----

OPERATIONS:
  Net investment income ..................    $   734,926      $   794,524       $   964,878
  Realized gain on
    securities sold or redeemed ..........         73,764           76,901           170,648
  Unrealized appreciation (depreciation)
    of investments .......................       (512,384)          28,413          (158,003)
                                              ----------------------------------------------
  Net increase in net assets
    resulting from operations ............        296,306          899,838           977,523
                                              ----------------------------------------------
DISTRIBUTIONS TO HOLDERS (Note 2):
  Income  ................................       (736,100)        (798,763)         (967,995)
  Principal ..............................         (6,576)      (1,078,609)         (354,282)
                                              ----------------------------------------------
  Total distributions ....................       (742,676)      (1,877,372)       (1,322,277)
                                              ----------------------------------------------
SHARE TRANSACTIONS:
  Redemption amounts - income ............        (13,849)         (11,690)          (31,684)
  Redemption amounts - principal .........     (1,128,983)        (952,808)       (2,709,666)
                                              ----------------------------------------------
  Total share transactions ...............     (1,142,832)        (964,498)       (2,741,350)
                                              ----------------------------------------------

NET DECREASE IN NET ASSETS ...............     (1,589,202)      (1,942,032)       (3,086,104)

NET ASSETS AT BEGINNING OF YEAR ..........     13,848,167       15,790,199        18,876,303
                                              ----------------------------------------------
NET ASSETS AT END OF YEAR ................    $12,258,965      $13,848,167       $15,790,199
                                              ==============================================
PER UNIT:
  Income distributions during
    year .................................    $     54.48      $     55.01       $     59.54
                                              ==============================================
  Principal distributions during
    year .................................    $      0.47      $     72.33       $     21.84
                                              ==============================================
  Net asset value at end of
    year .................................    $    956.54      $    989.79       $  1,055.49
                                              ==============================================
TRUST UNITS:
  Redeemed during year ...................          1,175              969             2,598
  Outstanding at end of year .............         12,816           13,991            14,960
                                              ==============================================

                       See Notes to Financial Statements.


                                     D - 11.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
 TRUST E (2004 - 2005)



      NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)   Interest income is recorded as earned.


2.    DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


3.    NET CAPITAL

     Cost of 12,816 units at Date of Deposit .....................                                 $13,326,384
     Less sales charge ..........................................                                      533,146
                                                                                                    -----------
     Net amount applicable to Holders ...........................                                   12,793,238
     Redemptions of units - net cost of 6,854 units redeemed
       less redemption amounts (principal).......................                                     (141,540)
     Realized gain on securities sold or redeemed ...............                                      379,498
     Principal distributions ....................................                                   (1,504,100)
     Net unrealized appreciation of investments..................                                      569,983
                                                                                                    -----------

     Net capital applicable to Holders ..........................                                  $12,097,079
                                                                                                    ===========

4.    INCOME TAXES

      As of November 30, 1999, net unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $569,983, of which $570,024 related to appreciated securities and $41 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $11,468,006 at November 30, 1999.

5.    SECURITIES CALLED FOR REDEMPTION

      $10,000 face amount of New Mexico Educl. Assist. Foundation, Stud, Loan Rev. Bonds, Senior 1992 Ser. One - A were redeemed on December 1, 1999. Such securities are valued at the amount of proceeds subsequently received.


                                     D - 12.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004 - 2005)


     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  California Higher Educ. Loan Auth. Inc.   Aaa(m)   $   730,000    6.450  %     2004         12/01/02   $   732,986 $   775,975
     Stud. Loan Rev. and Rfdg. Bonds,                                                            @ 102.000
     1992 Ser. E (AMT) (5)
                                                          1,000,000    6.500        2005         12/01/02     1,004,080   1,033,960
                                                                                                 @ 102.000

  2  City of Garfield Heights, OH, Hosp.       AA-          885,000    6.300        2004(6)      11/15/02       885,000     945,437
     Imp. and Rfdg. Bonds, Ser. 1992 B                                                           @ 102.000
     (Marymount Hosp. Proj.)
                                                          1,045,000    6.400        2005(6)      11/15/02     1,045,000   1,119,226
                                                                                                 @ 102.000

  3  City of Las Cruces, NM, Hlth. Fac.        AAA          195,000    6.000        2004         12/01/02       193,354     204,910
     Rfdg. Rev. Bonds (The Evangelical                                                           @ 102.000
     Lutheran Good Samaratan Society Proj.),
     Ser. 1992 (FSAM Ins.) (4)

  4  Harris Cnty., TX, Port of Houston         Aa1(m)        95,000    6.000        2004         10/01/02        94,198      97,576
     Auth., Unlimited Tax Port Imp. Bonds,                                                       @ 100.000
     Ser. 1992-B (AMT) (5)

  5  Idaho Hsg. Agy., Single-Family Mtge.      Aa1(m)       275,000    6.300        2004         01/01/03       276,108     277,808
     Bonds, Ser. E 1992 (AMT)(5)                                                                 @ 102.000

  6  Indiana Hlth. Fac. Hosp. Rev. Bonds,      (c)-         425,000    6.700        2005(6)      02/15/02       435,009     450,912
     Ser. 1992 (Floyd Mem. Hosp. Proj.)                                                          @ 102.000

  7  Indiana Transp. Fin. Auth., Aviation      A+           200,000    6.000        2004         03/01/03       198,370     207,714
     Tech. Ctr., Lease Rev. Bonds, Ser. A                                                        @ 102.000
                                                            200,000    6.100        2005         03/01/03       198,282     209,190
                                                                                                 @ 102.000

  8  Memorial Hosp. Service Dist. of the       AAA          245,000    6.100        2004         12/01/02       248,102     258,002
     Parish of Calcasieu, LA, Hosp. Rev.                                                         @ 102.000
     Bonds (Lake Charles Mem. Hosp. Proj.),
     Ser. 1992A (Connie Lee Ins.) (4)

  9  Michigan Higher Educl. Fac. Auth.,        Aa1(m)     1,220,000    5.800        2005         09/01/02     1,177,385   1,241,228
     Stud. Loan Rev. Bonds, Ser. 15A                                                             @ 102.000
     (AMT)(5)


                                     D - 13.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
     TRUST E (2004 - 2005)


     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

 10  New Mexico Educl. Assist. Foundation,     Aaa(m)   $   390,000    6.450  %     2004         12/01/02   $   391,595 $   411,290
     Stud. Loan Rev. Bonds, Senior 1992                                                          @ 101.000
     Ser. One-A (AMT)(5)
                                                             80,000    6.550        2005         12/01/02        80,656      82,662
                                                                                                 @ 101.000

 11  New York State Dorm. Auth., Manhattan     AA           345,000    6.100        2004         07/01/02       345,000     360,670
     Coll. Ins. Rev. Bonds, Ser. 1992                                                            @ 102.000
     (Asset Guaranty Ins.) (4)

 12  Northwest Harris Cnty., TX, Mun. Util.    AA           610,000    6.300        2004         09/01/02       614,325     631,210
     Dist #9, Unlimited Tax Rfdg. Bonds,                                                         @ 100.000
     Ser. 1992 (Asset Guaranty Ins.) (4)
                                                            720,000    6.400        2005         09/01/02       725,076     746,863
                                                                                                 @ 100.000

 13  The City of New York, NY, G.O. Bonds,     A-           140,000    6.500        2004(6)      08/01/02       139,422     149,152
     Fiscal  Series 1992                                                                         @ 101.500

                                                            595,000    6.500        2004         08/01/02       592,543     628,487
                                                                                                 @ 101.500

 14  United Nations Dev. Corp. (A Public       Aaa(m)       280,000    6.000        2004(6)      07/01/03       278,838     298,144
     Benefit Corp. of the State of New                                                           @ 102.000
     York), 1992 Rfdg. Bonds, Ser. A (Senior
     Lien)                                                  625,000    6.000        2005(6)      07/01/03       619,556     665,500
                                                                                                 @ 102.000

 15  United Nations Dev. Corp. (A Public       Aaa(m)       150,000    6.000        2004(6)      07/01/03       148,764     159,720
     Benefit Corp. of the State of New                                                           @ 102.000
     York), 1992 Rfdg. Bonds, Ser. B
     (Subordinate Lien)

 16  Wisconsin Hlth. and Educl. Fac. Auth.,    AAA           30,000    5.900        2004         12/01/02        30,126      31,263
     Rev. Bonds, Ser. 1992A (Meriter Hosp.,                                                      @ 102.000
     Inc.) (Financial Guaranty Ins.)(4)
                                                          1,000,000    6.000        2005         12/01/02     1,004,190   1,041,090
                                                                                                 @ 102.000


                                                         ----------                                          ----------  ----------
                                                        $11,480,000                                         $11,457,965 $12,027,989
                                                         ==========                                          ==========  ==========

                       See Notes to Portfolios on page 15.


                                     D - 14.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
 (TRUSTS D AND E)


 NOTES TO PORTFOLIOS
 As of November 30, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investor's Service, Inc. if followed by "(f)"; "(a)" indicates that it is a rating of the outstanding debt obligations of the institution providing a letter of credit or guarantee; "(b)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond has credit characteristics comparable to bonds rated "A" or better; "(c)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts the bond does not have credit characteristics comparable to bonds rated "A" or better. Bond ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2)   See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated,the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4)   Insured by the indicated municipal bond insurance company.

(5) Securities that are tax preference items for purposes of the Alternative Minimum Tax are indicated "(AMT)".

(6) Bonds with an aggregate face amount of $3,000,000 of Trust D and $3,550,000 of Trust E have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 15.

 DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 201 (TARGETED MATURITIES)
 (TRUSTS D AND E)


 NOTES TO PORTFOLIOS
 As of November 30, 1999

(7) The Debt Obligation in Portfolio Number 14 of Trust D has a maturity of 2020. However, the Trust, as holder of this Debt Obligation has the right to cause such Debt Obligation to be repurchased or redeemed at par on the specific date indicated. In certain instances, the corporate obligor of such Debt Obligation has the right to cause a third party to purchase the Debt Obligation in lieu of redemption. The Sponsors have given irrevocable instructions to the Trustee to excercise its right to cause such Debt Obligation to be redeemed, repurchased or purchased unless it can be sold, in the opinion of the Trustee, for a net amount in excess of par before such time as the Trustee is required to exercise such rights.

(8) Certain bonds are covered by letters of credit which may expire prior to the maturity dates of the bonds. Upon expiration of a letter of credit, the issuer of the bond is obligated to obtain a replacement letter of credit or call the bond.


                                     D - 16.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             INTERMEDIATE TERM SERIES--201
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-49173) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14373--2/00